UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-01209

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012
(Unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS - 87.63%
Amusement, Gambling, and Recreation Industries - 1.23%
The Walt Disney Co.	20,000	$803,830	$1,045,600
Beverage and Tobacco Product Manufacturing - 4.36%
Altria Group, Inc.	25,000	478,400	834,750
PepsiCo, Inc.	15,000	657,954	1,061,550
Philip Morris International, Inc.	20,000	685,363	1,798,800
		1,821,717	3,695,100
Chemical Manufacturing - 2.76%
Allergan, Inc.	10,000	412,855	915,800
Perrigo Co.	6,000	460,237	697,020
Praxair, Inc.	7,000	663,592	727,160
		1,536,684	2,339,980
Computer and Electronic Product Manufacturing - 15.95%
Apple, Inc.	11,000	1,283,012	7,339,860
EMC Corp. (a)	65,000	1,595,462	1,772,550
QUALCOMM, Inc.	47,000	1,985,832	2,937,030
VeriFone Systems, Inc. (a)	25,000	1,003,604	696,250
Waters Corp. (a)	9,000	472,047	749,970
		6,339,957	13,495,660
Couriers and Messengers - 1.85%
FedEx Corp.	10,000	688,396	846,200
United Parcel Service, Inc.	10,000	671,348	715,700
		1,359,744	1,561,900
Credit Intermediation and Related Activities - 5.81%
Capital One Financial Corp.	50,000	1,579,084	2,850,500
Wells Fargo & Co.	60,000	1,444,348	2,071,800
		3,023,432	4,922,300
Food Services and Drinking Places - 2.74%
McDonald's Corp.	17,000	1,254,746	1,559,750
Starbucks Corp.	15,000	561,001	761,250
		1,815,747	2,321,000
Health and Personal Care Stores - 3.11%
Express Scripts Holding Co. (a)	42,000	850,873	2,632,140
Heavy and Civil Engineering Construction - 1.35%
Chicago Bridge & Iron Co.	30,000	1,025,126	1,142,700
Insurance Carriers and Related Activities - 2.08%
Berkshire Hathaway, Inc. - Class B (a)	20,000	678,649	1,764,000
Leather and Allied Product Manufacturing - 0.56%
NIKE, Inc.	5,000	424,432	474,550
Machinery Manufacturing - 5.50%
Caterpillar, Inc.	23,000	1,379,092	1,978,920
General Electric Co.	60,000	793,288	1,362,600
Roper Industries, Inc.	12,000	547,802	1,318,680
		2,720,182	4,660,200
Nonstore Retailers - 2.19%
Amazon.com, Inc. (a)	3,500	565,147	890,120
eBay, Inc. (a)	20,000	656,836	968,200
		1,221,983	1,858,320
Oil and Gas Extraction - 4.81%
Anadarko Petroleum Corp.	20,000	1,335,558	1,398,400
Apache Corp.	20,000	1,502,797	1,729,400
Chesapeake Energy Corp.	50,000	1,304,772	943,500
		4,143,127	4,071,300
Other Information Services - 4.25%
Baidu, Inc. - ADR (a)	5,000	652,990	584,100
Google, Inc. (a)	4,000	1,691,412	3,018,000
		2,344,402	3,602,100
Petroleum and Coal Products Manufacturing - 3.17%
Chevron Corp.	23,000	1,061,445	2,680,880
Professional, Scientific, and Technical Services - 13.41%
Accenture PLC	18,000	985,930	1,260,540
Celgene Corp. (a)	12,000	890,590	916,800
Cognizant Technology Solutions - Class A (a)	15,000	1,009,689	1,048,800
Mastercard, Inc.	10,700	1,866,465	4,830,836
priceline.com, Inc. (a)	2,500	1,226,773	1,546,825
Visa, Inc.	13,000	939,190	1,745,640
		6,918,637	11,349,441
Publishing Industries (except Internet) - 1.06%
Microsoft Corp.	30,000	921,971	893,400
Rail Transportation - 3.50%
Union Pacific Corp.	25,000	1,460,063	2,967,500
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.65%
Blackrock, Inc.	2,500	447,102	445,750
T. Rowe Price Group, Inc.	15,000	725,747	949,500
		1,172,849	1,395,250
Support Activities for Mining - 1.71%
Schlumberger Ltd.	20,000	1,613,272	1,446,600
Telecommunications - 1.86%
DIRECTV (a)	30,000	1,126,172	1,573,800
Transportation Equipment Manufacturing - 2.72%
Eaton Corp.	40,000	1,806,537	1,890,400
Johnson Controls, Inc.	15,000	472,950	411,000
		2,279,487	2,301,400

TOTAL COMMON STOCKS (Cost $46,663,781)		$46,663,781	$74,195,121

EXCHANGE TRADED FUNDS - 7.20%
Funds, Trusts, and Other Financial Vehicles - 7.20%
iShares MSCI Emerging Markets Index Fund	20,000	$827,798	$826,400
iShares S&P MidCap 400 Index Fund	30,000	2,641,547	2,960,400
iShares S&P SmallCap 600 Index Fund	30,000	2,002,666	2,312,100

TOTAL EXCHANGE TRADED FUNDS (Cost $5,472,011)		$5,472,011	$6,098,900

	Principal
	Amount	Cost	Value
CORPORATE BONDS - 2.06%
Broadcasting (except Internet) - 0.29%
Comcast Corp.
6.500%, 01/15/2017	$200,000	$199,592	$242,331
Building Material and Garden Equipment and Supplies Dealers - 0.27%
Home Depot, Inc.
5.400%, 03/01/2016	200,000	189,255	231,394
Funds, Trusts, and Other Financial Vehicles - 0.38%
Spectra Energy Capital, LLC
8.000%, 10/01/2019	250,000	265,503	325,090
General Merchandise Stores - 0.43%
JC Penney Corp., Inc.
7.400%, 04/01/2037	400,000	400,886	358,500
Machinery Manufacturing - 0.37%
Applied Materials, Inc.
7.125%, 10/15/2017	250,000	252,899	313,620
Oil and Gas Extraction - 0.32%
Anadarko Petroleum Corp.
7.625%, 03/15/2014	250,000	245,901	273,247

TOTAL CORPORATE BONDS (Cost $1,554,036)		$1,554,036	$1,744,182
	Shares	Cost	Value
SHORT-TERM INVESTMENTS - 3.14%
Mutual Fund - 3.14%
SEI Daily Income Trust Treasury Fund, 0.010%	2,658,085	$2,658,085	$2,658,085

TOTAL SHORT-TERM INVESTMENTS (Cost $2,658,085)		$2,658,085	$2,658,085

TOTAL INVESTMENTS (Cost $56,347,913) - 100.03%			$84,696,288
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.03)%			(26,365)
TOTAL NET ASSETS - 100.00%			$84,669,923

ADR	American Depository Receipt
(a)	Non Income Producing

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows:1

Cost of Investments	$56,347,913

Gross unrealized appreciation	29,388,220
Gross unrealized depreciation	(1,039,845)
Net unrealized appreciation	$28,348,375

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total

Equity
Accomodation and Food Services	$2,321,000	$-	$-	$2,321,000
Arts and Entertainment and Recreation	1,045,600	-	-	1,045,600
Construction	1,142,700	-	-	1,142,700
Finance and Insurance	10,523,440	-	-	10,523,440
Information	6,069,300	-	-	6,069,300
Manufacturing	29,118,350	-	-	29,118,350
Mining	5,517,900	-	-	5,517,900
Professional, Scientific, and Technological Services	9,436,971	-	-	9,436,971
Retail Trade	1,858,320	-	-	1,858,320
Transportation and Warehousing	4,529,400			4,529,400
Wholesale Trade	2,632,140	-	-	2,632,140
Total Equity	74,195,121	-	-	74,195,121
Exchange Traded Funds
Finance and Insurance	6,098,900	-	-	6,098,900
Fixed Income
Corporate Bonds	-	1,744,182	-	1,744,182
Total Fixed Income	-	1,744,182	-	1,744,182
Short-Term Investments	2,658,085	-	-	2,658,085
Total Investments in Securities	$82,952,106	$1,744,182	$-	$84,696,288

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012. Transfers between levels are recognized at the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc.

By (Signature and Title)  /s/ Edson L. Bridges III
                                                  Edson L. Bridges III, President and
                                                       Chief Executive and Investment Officer

Date  11/19/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Edson L. Bridges III
                                                   Edson L. Bridges III, President and
                                                       Chief Executive and Investment Officer

Date  11/19/2012

By (Signature and Title)*   /s/ Brian Kirkpatrick
                                                     Brian Kirkpatrick, Executive Vice President

Date  11/19/2012

By (Signature and Title)* /s/ Nancy K. Dodge
                                                   Nancy K. Dodge, Treasurer and
                                                       Chief Compliance Officer

Date  11/19/2012

* Print the name and title of each signing officer under his or her signature.